Associated entities and consolidated subsidiaries	12 Months Ended
Dec. 31, 2021
Associated entities and consolidated subsidiaries
Associated entities and consolidated subsidiaries

49. Associated entities and consolidated subsidiaries

a) Associated entities

		Place of	Percentage of
		incorporation and	direct
	Principal activity	operation	shareholding

Santander Merchant Platform Solutions México, S.A. de C.V.	Merchant Business	Mexico City	49%

Following is a summary of the balance sheet on the associated entity as of December 31, 2020 and 2021:

	2020	2021

Current assets	502	5,678
Non-current assets	491	3,549
Current liabilities	(290)	(6,119)
Non-current liabilities	(25)	(31)
Net assets	678	3,077

Following is a summary of the income statements on the associated entity as of December 31, 2020 and 2021:

	2020	2021

Revenue	1,834	2,399
Expenses	(1,464)	(1,728)
Operating profit before tax	370	671
Income tax	(7)	(178)
Profit for the year	363	493

As of December 31, 2020 and 2021, the income accounted by the equity method recognized in the consolidated income statement was 178 million pesos and 200 million pesos, respectively.

The table below provides the reconciliation of the carrying amount of the investment in associated entities recognized in the consolidated balance sheet as of December 31, 2020 and 2021:

	2020	2021

Reconciliation to carrying amount:
Net assets on investment date	315	2,584
Profit for the period	363	493
Closing net assets	678	3,077
Bank’s share in associated entity (percentage)	49%	49%
Bank’s share in associated entity	332	1,508
Goodwill	669	669
Sale of merchant contracts	—	(784)
Other adjustments	—	(13)
Carrying amount as of December 31, 2020	1,001	1,380

As mentioned in Note 3, during 2021 Banco Santander México sold acquisition contracts to SMPS (associated entity) for 1,600 million pesos. In accordance with IAS 28, the Bank recognized in the consolidated income statement a gain on the sale in the amount of 816 million pesos, with a corresponding credit to the investment in associated entity for 784 million.

The Bank received 583 million in cash and a note receivable from SMPS in the amount of 1,017 million as proceeds from the sale of the acquisition contracts. The note receivable was subsequently capitalized as a capital contribution to SMPS.

b) Composition of the Bank

The subsidiaries of Banco Santander México, all of which have been included in the consolidated financial statements as of December 31, 2021, are as follows:

		Proportion of	Proportion of
		ownership interest	voting power
Name of subsidiary	Principal activity	held by the Bank	held by the Bank
Santander Consumo, S.A. de C.V., Sociedad Financiera de Objeto Múltiple, Entidad Regulada	Credit card loans	99.99%	100%
Santander Inclusión Financiera, S.A. de C.V., Sociedad Financiera de Objeto Múltiple, Entidad Regulada	Retail loans	99.99%	100%
Centro de Capacitación Santander, A.C.	Not-for-profit (Educational institute)	99.99%	100%
Fideicomiso 100740 Banco Santander, S.A.	Settlement trust	99.99%	100%
Fideicomiso GFSSLPT, Banco Santander, S.A.	Settlement trust	89.14%	100%
Santander Servicios Corporativos, S.A. de C.V.	Services	99.99%	100%
Santander Servicios Especializados, S.A. de C.V.	Services	99.99%	100%
Santander Tecnología México, S.A. de C.V.	Technology services	99.99%	100%
Openbank Santander México, S.A. de C.V., Sociedad Financiera de Objeto Múltiple, Entidad Regulada	Financial services	99.99%	100%

Until December 31, 2020, Banco Santander México had 99.99% of proportion of ownership interest held of Santander Vivienda and during 2019, Banco Santander México obtained the authorization to carry out a merger through absorption between Banco Santander México and Santander Vivienda with the former being the surviving entity and the latter being the merged entity (see Notes 3 and 29.d).

The total non-controlling interest recognized in the consolidated balance sheet as of December 31, 2021, amounts to 48 million pesos.

Information in respect to non-controlling interest is presented in Note 27.

c)   Significant restrictions

The Bank has the following significant restrictions on its ability to access or use the consolidated assets and settle the consolidated liabilities as of December 31, 2021:

●	Compulsory deposits with the Central Bank

Compulsory deposits relate to a minimum balance financial institutions are required to maintain with the Central Bank based on a percentage of deposits received by third parties. The amount of this compulsory deposit is 23,978 million pesos (see Note 6).

●	Reverse repurchase agreements

68,486 million pesos of debt instruments have been received as collateral in connection with reverse repurchase agreement transactions (see Notes 7 and 11).

●	Repurchase agreements

103,095 million pesos of Mexican government securities (M Bonds, BPATS, UMS and other debt securities) classified as financial assets at fair value through other comprehensive income have been pledged in connection with repurchase agreements transactions (see Note 8).

87,653 million pesos of debt instruments classified as financial assets at fair value through profit or loss have been pledged in connection with repurchase agreement transactions (see Note 8).

7,709 million pesos of BREMS R classified as financial assets at amortized cost have been pledged in connection with repurchase agreements transactions (see Note 8).

●	Debt instruments

3,831 million pesos of Special CETES in connection with the program of credit support and additional benefits to Mexican States and Municipalities and the support program for housing loan debtors, which can only be repurchased by the Central Bank (see Note 8).

7,788 million pesos of BREMS R that can only be acquired by Mexican banks through auctions carried out by the Central Bank as well as through repurchase agreement transactions between them or between Mexican banks as per the provisions established by the Central Bank (see Notes 3.4 and 8).

●	Securities loans

1,988 million pesos of Mexican government securities (CETES and UDIBONDS) have been pledged in connection with securities loan transactions (see Note 8).

81 million pesos of equity instruments pledged in connection with securities loans transactions (see Note 9).

74 million pesos of equity instruments have been received in connection with securities loan transactions (see Note 9).

●	Collaterals in financial derivatives transactions traded in organized markets

6,261 million pesos of loans and advances to customers have been pledged in connection with financial derivatives traded in organized markets (see Note 11).

●	Collaterals in OTC financial derivatives transactions

13,222 million pesos of loans and advances to credit institutions have been pledged in connection with OTC financial derivatives transactions (see Note 7).

6,375 million pesos of debt instruments classified as financial assets at fair value through profit or loss have been pledged in connection with OTC financial derivatives transactions (see Note 8).

13,222 million pesos of deposits from credit institutions and customer deposits have been received in connection with OTC financial derivatives transactions (see Note 32).

5,491 million pesos of debt instruments have been received in connection with OTC financial derivatives transactions (see Note 32).

●	Earnings distribution

The Bank has restrictions on earnings distribution related to the legal reserve of 16,365 million pesos that include 12,710 million pesos in legal reserve of Banco Santander México (see Note 45). In addition, the Bank is restricted from distributing dividends that will result in non-compliance with minimum capitalization requirements established by the CNBV (see Note 30).

●	Loans to other entities within the Bank

The Bank granted a loan to Santander Consumo and Santander Inclusion Financiera for 52,761 million pesos and 430 million pesos, respectively, which were eliminated from the consolidated balance sheet for consolidation purposes.

d)  Financial support

The Bank did not give any financial support to a consolidated structured entity during 2020 and 2021.

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